Investment Objectives and Goals	Feb. 25, 2026
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Fidelity Institutional AM® Total Bond Fund